General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	₩ 265,372	₩ 175,425
Total liabilities	88,024	59,659
Revenue	405,953	360,967	₩ 286,770
Profit (loss) for the year	62,556	39,730	₩ 31,386
Gravity Interactive, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	31,849	39,296
Total liabilities	23,405	29,112
Revenue	123,055	230,029
Profit (loss) for the year	1,138	12,804
Gravity Entertainment Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets		44
Total liabilities		52
Revenue		263
Profit (loss) for the year	8	(443)
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	11,069	9,145
Total liabilities	7,422	6,728
Revenue	26,368	25,347
Profit (loss) for the year	(1,754)	(982)
Gravity Communications Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	33,717	19,964
Total liabilities	10,070	8,227
Revenue	41,677	21,811
Profit (loss) for the year	12,281	5,637
PT. Gravity Game Link
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	2,185	960
Total liabilities	664	202
Revenue	4,881	745
Profit (loss) for the year	(315)	(437)
Gravity Game Tech Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	21,093	4,008
Total liabilities	6,315	2,624
Revenue	39,147	2,295
Profit (loss) for the year	13,989	(1,973)
Gravity Game Arise Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total assets	2,637	1,841
Total liabilities	2,066	1,343
Revenue	2,483	771
Profit (loss) for the year	₩ 82	₩ (35)